Share capital (Details) - GBP (£)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	£ 14,099,257	£ 11,724,988	£ 6,252,900
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number	225,817,808,922	6,685,918,922	1,189,577,722
Total	£ 225,818	£ 334,296	£ 1,189,578
‘A’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Number	1,000,001	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001	£ 1,000,001
‘B’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Number	4,063,321,418	4,063,321,418	4,063,321,418
Total	£ 4,063,321	£ 4,063,321	£ 4,063,321
‘C’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Number	126,547,389,518	126,547,389,518
Total	£ 6,327,370	£ 6,327,370
‘D’ deferred shares [Member]
IfrsStatementLineItems [Line Items]
Number	2,482,747,137,178
Total	£ 2,482,747